SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. While management believes that such estimates are fair when considered in conjunction with the consolidated financial position and results of operations taken as a whole, actual results could differ from those estimates and such differences may be material to the financial statements.

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]
b.	Patents:

As a result of the Company’s research and development efforts, the Company has obtained, or is applying for, a number of patents to protect proprietary technology and inventions. Costs incurred in connection with patent applications where there is no uncertainty with respect to the future economic benefits of the asset or that an alternate future use is available to the Company, are capitalized and amortized over the expected life of the patent. All other costs associated with patents for product candidates under development are expensed as incurred. As of December 31, 2014, the Company had capitalized patent costs in the amount of $7.

Basis of Accounting, Policy [Policy Text Block]
c.	Financial statements in U.S. dollars:

The functional currency of the Company is the U.S dollar, as the U.S. dollar is the primary currency of the economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. The majority of Eyekon E.R.D. Ltd.'s operations are currently conducted in Israel and most of the Israeli expenses are currently paid in new Israeli shekels ("NIS"); however, the subsidiary's operations do not generate any positive cash flow to cover its expenses and is not able to exist without the parent company's funding. Therefore the currency which is used to the operating activities, financing and investing activities including loans and equity transactions are made in U.S. dollars.

Accordingly, the functional and reporting currency of the Company is the dollar. Monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars. All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Revenue Recognition, Policy [Policy Text Block]
d.	Revenue recognition:

Revenues are derived from subscription fees for access to and use of the Company's on-demand application services. The Company delivers its products through cloud-based client-server architecture to hand-held devices, currently implemented on the Apple iOS platform (iPhone, iPod, iPad) and Android platform. Under such subscription arrangements, the customer does not have the contractual right to take possession of the software at any time during the subscription period. Thus, revenue for the Company’s subscription services is recognized in accordance with accounting standards for service contracts in accordance with the provisions of SAB Topic 13.

The criteria in SAB Topic 13 are met when: 1) persuasive evidence of an arrangement exists; 2) delivery of the product has occurred; 3) a fixed or determinable fee; and 4) the collection of the fee is reasonably assured. Accordingly, revenue are recognized on a straight-line basis over the contractual cloud-based subscription services period, commencing on the date the service is made available to the customer, provided all of the applicable revenue recognition criteria have been met. In a case of a lifetime subscription the revenue are recognized on a straight-line basis over the estimated expected period of use.

Research and Development Expense, Policy [Policy Text Block]
e.	Research and development costs:

Research and development, or R&D, costs are expensed as they are incurred and consist of salaries, stock-based compensation, benefits and other personnel-related costs, fees paid to consultants, clinical trials and related clinical manufacturing costs, license and milestone fees, and facilities and overhead costs.

Comprehensive Income, Policy [Policy Text Block]
f.	Comprehensive Income (Loss):

Accounting guidance requires financial statements to include the reporting of comprehensive income (loss), which includes net income (loss) and certain transactions that have generally been reported in the statement of stockholders’ equity. The Company’s comprehensive loss consists of net loss.

Segment Reporting, Policy [Policy Text Block]
g.	Segment Reporting:

A business segment is a distinguishable component of an enterprise that is engaged in providing an individual product or service or a group of related products or services and that is subject to risks and returns that are different from those of other business segments. Management believes that the Company meets the criteria for aggregating its operating segments into a single reporting segment.

Consolidation, Policy [Policy Text Block]
h.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Ucanci Inc. and Eyekon E.R.D. Ltd. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
i.	Cash and cash equivalents:

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
j.	Restricted cash:

Cash and cash items which are restricted as to withdrawal or usage. Restricted cash includes legally restricted deposits held as compensating balances against a line of credit on credit cards to assure future credit availability and for a bank guarantee to secure the Company's office lease agreement. Restricted cash is classified as either short or long term according to the restriction terms.

Receivables, Policy [Policy Text Block]
k.	Accounts receivable:

Accounts receivable are recorded at net realizable value consisting of the carrying amount less the allowance for uncollectible accounts. As of December 31, 2014 and 2013, the Company has not accrued an allowance for uncollectible accounts.

Property, Plant and Equipment, Policy [Policy Text Block]
l.	Property and equipment:
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:	%
Office furniture and equipment	7 - 15
Laboratory equipment	15 - 31
Computers and electronic equipment	33
Leasehold improvements	10

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
m.	Long lived assets:

The Company reviews the carrying value of its long-lived assets, including intangible assets subject to amortization, for impairment whenever events and circumstances indicate that the carrying value of the assets may not be recoverable. Recoverability of these assets is measured by comparing the carrying value of the assets to the undiscounted cash flows estimated to be generated by those assets over their remaining economic life. If the undiscounted cash flows are not sufficient to recover the carrying value of the assets, the assets are considered impaired. The impairment loss is measured by comparing the fair value of the assets to their carrying value.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
n.	Other Assets:

Software development costs incurred subsequent to establishing technological feasibility and up to the general release of the software products are capitalized. Technological feasibility is demonstrated by the completion of a working model or a detailed program design. The capitalized costs with a finite life are amortized using the straight-line method over the estimated useful life of the assets. The amortization period is three years for software and technology related assets. Intangible assets with a finite life are tested for impairment at least on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company assesses recoverability by determining whether the carrying value of such assets will be recovered through the discounted expected future cash flows. If the future discounted cash flows are less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
o.	Accounting for stock-based compensation:

ASC 718 - “Compensation-stock Compensation”- (“ASC 718”) requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option Pricing Model ("OPM"). The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated income statements.

The Company estimates the fair value of stock options granted using the Black-Scholes Merton OPM. The OPM requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Until August 2013 there was no market for the Company's common shares. Thus, it was not possible to estimate the expected volatility of the Company's share price in estimating fair value of options granted. Accordingly, as a substitute for such volatility, the Company used the historical volatility of comparable companies in the industry. The expected term of options granted represents the period of time that options granted are expected to be outstanding, management used the simplified method for estimating the expected term of options due to insufficient readily available historical exercise data. The risk-free interest rate was based on the yield rates of U.S. Government Treasury Bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Determining the fair value of options granted on or after November 2013 for options with an expected term longer than the period for which the Company has quoted stock prices, expected volatility was calculated on the basis of a combination of comparable companies and the Company's historical share price. For options with a short expected term, expected volatility was calculated on the basis of the Company's historical share price. The expected term of options granted on or after November 2013 is no longer based on the simplified method, it represents the estimation of management of the period of time that options granted are expected to be outstanding.

The Company applies ASC 505-50, “Equity Based Payments to Non Employees” (“ASC 505-50”), with respect to options issued to non-employees.

The fair value for these options was estimated using the Black-Scholes Merton OPM with the following assumptions:

	Year ended December 31, 2014	Year ended December 31, 2013

Weighted Average Risk free interest rate	0.979%	0.123%
Dividend yield	0%	0%
Weighted Average Volatility factor	0.8624	0.9941
Weighted Average Expected life of the options	3.61	0.87

Employee Severance Pay [Policy Text Block]
p.	Severance pay:

All employees signed on employment agreements implementing Section 14 of the Israeli Severance Pay Law, mandating that upon termination of the employees’ employment, the Company shall release to them all the amounts accrued in their insurance policies. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Income Tax, Policy [Policy Text Block]
q.	Income taxes:

The Company accounts for income taxes in accordance with the provisions of ASC 740-10, Income Taxes. ASC 740-10 requires companies to recognize deferred tax assets and liabilities based on the differences between financial reporting and tax bases of assets and liabilities. These differences are measured using the enacted tax rates and laws that are expected to be in effect when the temporary differences are expected to reverse. A valuation allowance is established against net deferred tax assets, if based on the weighted available evidence, it is more likely than not that all or a portion of the deferred tax assets will not be realized.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
r.	Concentrations of credit risk:
Financial instruments that potentially subject the Company and subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents.

Cash and cash equivalents are invested in major banks in Israel and in the U.S. Such deposits in Israel and the U.S. are not insured. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts or any other hedging arrangements.

Fair Value of Financial Instruments, Policy [Policy Text Block]
s.	Fair value measurements:

As defined in ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is based on the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, ASC 820-10 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Other inputs that are observable, directly or indirectly, such as quoted prices for similar assets and liabilities or market corroborated inputs.

Level 3: Unobservable inputs are used when little or no market data is available, which requires the Company to develop its own assumptions about how market participants would value the assets or liabilities. The fair value hierarchy gives the lowest priority to Level 3 inputs.  In determining fair value, the Company utilizes valuation techniques in its assessment that maximize the use of observable inputs and minimize the use of unobservable inputs.

The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at December 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$2,570	$2,570	$-	$-
Restricted cash	64	64	-	-
Total assets at fair value, net	$2,634	$2,634	$-	$-

	Fair Value Measurements at December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$1,526	$1,526	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$1,593	$1,593	$-	$-

Earnings Per Share, Policy [Policy Text Block]
t.	(Loss) per share:

Basic and Diluted losses per share are presented in accordance with ASC 260-10 “Earnings per share”. Outstanding options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are antidilutive. The total weighted average number of shares of common stock related to outstanding restricted stock, options and warrants excluded from the calculations of diluted loss per share were 20,531,276 and 17,910,054 for the years ended December 31, 2014 and 2013, respectively.

The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock (thousands, except share amounts and per share amounts):

	Year ended December 31,
	2014	2013
Basic & Diluted net (loss) per share:

(Loss) from continuing operations	$(5,460)	$(3,325)
Less: accumulating dividend on preferred stock	-	-
	$(5,460)	$(3,325)

Number of common shares	55,628,904	45,267,803
Number of shares used in per share computation	55,628,904	45,267,803
Basic net (loss) per share	$(0.10)	$(0.07)

New Accounting Pronouncements, Policy [Policy Text Block]
u.	Impact of recently issued accounting standards:

In March 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-05, Foreign Currency Matters (Topic 830) which provides clarifying guidance concerning the accounting for the cumulative translation adjustment (1) when a parent sells a portion or all of its investment in a foreign entity or no longer holds a controlling interest in a subsidiary or group of assets within a foreign entity, and (2) in connection with the acquisition of a foreign entity achieved in stages. The amended guidance, which should be applied prospectively, is effective for public entities for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In July, 2013, the FASB issued ASU No. 2013-11, Income Taxes (ASC Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists (“ASU 2013-11”). The amendments contained in ASU 2013-11 provide explicit guidance that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, with limited exceptions. The amendments contained in ASU 2013-11 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013 and do not require new recurring disclosures. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This ASU will supersede most of the existing revenue recognition requirements in U.S. GAAP and will require entities to recognize revenue at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring goods or services to a customer. The new standard also requires significantly expanded disclosures regarding the qualitative and quantitative information of an entity's nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The pronouncement is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period and is to be applied retrospectively, with early application not permitted. The Company is currently evaluating the impact the pronouncement will have on its consolidated financial statements and related disclosures.

In June 2014, the FASB issued ASU No. 2014-10, Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this ASU remove all incremental financial reporting requirements from U.S. GAAP for development stage entities, thereby improving financial reporting by eliminating the cost and complexity associated with providing that information. The amendments also clarify that the guidance in Topic 275, Risks and Uncertainties, is applicable to entities that have not commenced planned principal operations. For public business entities, those amendments are effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. The amendment eliminating the exception to the sufficiency-of-equity-at-risk criterion for development stage entities in paragraph 810-10-15-16 should be applied retrospectively for annual reporting periods beginning after December 15, 2015, and interim periods therein. Early application is permitted. The Company intends to adopt ASU 2014-10 as of its annual financial statements for December 31, 2014. The adoption of ASU 2014-10 is not expected to have a material impact on the Company's consolidated results of operation and financial condition.

In June 2014, the FASB issued ASU No. 2014-12, "Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period." This ASU requires a reporting entity to treat a performance target that affects vesting and that could be achieved after the requisite service period as a performance condition, and apply existing guidance under the Stock Compensation Topic of the ASC as it relates to awards with performance conditions that affect vesting to account for such awards. The provisions of this ASU are effective for interim and annual periods beginning after December 15, 2015. This ASU is not expected to have a material impact on the Company's financial statements or disclosures.

In August 2014, the FASB issued ASU No. 2014-15, "Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern." This ASU establishes specific guidance to an organization's management on their responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern. The provisions of this ASU are effective for interim and annual periods beginning after December 15, 2016. This ASU is not expected to have a material impact on our financial statements or disclosures.

There were various other updates recently issued. None of the updates are expected to a have a material impact on the Company's financial position, results of operations or cash flows.